Stock-Based Compensation - Summary of Company's Restricted Shares of Stock and Unit Awards (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares and Weighted-Average Grant Date Fair Value [Abstract]
Outstanding at beginning of period, shares	7,921,571	8,653,859	8,935,743
Granted, shares	2,897,396	3,133,168	3,717,635
Vested, shares	(3,428,736)	(3,409,650)	(3,744,411)
Cancelled, shares	(495,400)	(455,806)	(255,108)
Outstanding at end of period, shares	6,894,831	7,921,571	8,653,859
Outstanding at beginning of period, weighted-average grant-date fair value	$ 34.09	$ 29.96	$ 25.04
Granted, weighted-average grant-date fair value	44.24	40.37	33.88
Vested, weighted-average grant-date fair value	33.27	29.38	22.17
Cancelled, weighted-average grant-date fair value	38.66	34.05	29.18
Outstanding at end of period, weighted-average grant-date fair value	$ 38.44	$ 34.09	$ 29.96